LONG-TERM DEBT AND FINANCING - Long- Term Debt (Details) - CAD ($) $ in Thousands			12 Months Ended
		Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance			$ 782,003	$ 725,372
Cash inflows (outflows)			99,524	26,718
Foreign exchange			(17,077)	18,131
Payment in Kind ("PIK")			15,551
Non-cash changes		$ 11,782	(145,467)
(Gain) Loss on Recapitalization			78,794
Long-term debt, ending balance		782,003	655,740	782,003
DIP Facility
Disclosure of detailed information about borrowings [line items]
Cash inflows (outflows)	[1]		120,423
Long-term debt, ending balance	[1]		120,423
Filter Group financing
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[2]		9,690	17,577
Cash inflows (outflows)	[2]		(5,073)	(7,887)
Long-term debt, ending balance	[2]	9,690	4,617	9,690
Credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[3]		234,745	199,753
Cash inflows (outflows)	[3]		(13,826)	34,812
Non-cash changes	[3]		6,270	180
Long-term debt, ending balance	[3]	234,745	227,189	234,745
10.25 % term loan
Disclosure of detailed information about borrowings [line items]
Foreign exchange	[4]		(17,077)
Payment in Kind ("PIK")	[4]		15,123
Non-cash changes	[4]		291,858
Long-term debt, ending balance	[4]		289,904
7.0% $13M subordinated notes
Disclosure of detailed information about borrowings [line items]
Cash inflows (outflows)			(2,000)
Payment in Kind ("PIK")			428
Non-cash changes			15,179
Long-term debt, ending balance			13,607
Unsecured term loan
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[5]		280,535	240,094
Cash inflows (outflows)	[5]			17,163
Foreign exchange	[5]			17,613
Non-cash changes			(281,632)	5,665	[5]
(Gain) Loss on Recapitalization			1,097
Long-term debt, ending balance	[5]	280,535		280,535
6.75% $100M convertible debentures
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[6]		90,187	87,520
Non-cash changes	[6]		(74,544)	2,667
(Gain) Loss on Recapitalization	[6]		(15,643)
Long-term debt, ending balance	[6]	90,187		90,187
6.75% $160M convertible debentures
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[7]		153,995	150,945
Non-cash changes	[7]		(101,955)	3,050
(Gain) Loss on Recapitalization	[7]		(52,040)
Long-term debt, ending balance	[7]	153,995		153,995
6.5% convertible bonds
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance	[8]		12,851	29,483
Cash inflows (outflows)	[8]			(17,370)
Foreign exchange	[8]			518
Non-cash changes	[8]		(643)	220
(Gain) Loss on Recapitalization	[8]		(12,208)
Long-term debt, ending balance	[8]	12,851		12,851
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance			(253,485)	(479,101)
Long-term debt, ending balance		(253,485)	(654,180)	(253,485)
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Long-term debt, beginning balance			528,518	246,271
Long-term debt, ending balance		$ 528,518	$ 1,560	$ 528,518

[1]	As discussed in Note 1, the Company filed and received the Court Order under the CCAA on March 9, 2021. In conjunction with the CCAA filing, the Company entered into the DIP Facility for US$125 million. Just Energy Ontario L.P., Just Energy Group Inc. and Just Energy (U.S.) Corp. are the borrowers under the DIP Facility and are supported by guarantees of certain subsidiaries and affiliates and secured by a super-priority charge against and attaching to the property that secures the obligations arising under the $335 million Credit Facility, created by the Court Order. The DIP Facility has an interest rate of 13%, paid quarterly in arrears. The DIP Facility terminates at the earlier of: (a) December 31, 2021, (b) the implementation date of the CCAA plan, (c) the lifting of the stay in the CCAA proceedings or (d) the termination of the CCAA proceedings. On March 9, 2021, the Company borrowed US$100 million and borrowed the remaining US$25 million on April 6, 2021. For consideration for making the DIP Facility available, the Company paid a 1% origination fee and a 1% commitment fee.
[2]	Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[3]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the $335 million Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the $335 million Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the $335 million Credit Facility. The amount of Letters of Credit that may be issued is limited to the greater of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid; and $125 million.As part of the September Recapitalization, Just Energy extended the $335 million Credit Facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily the Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As a result of the CCAA filing, the borrowers are in default under the Credit Facility. However, any potential actions by the lenders have been stayed pursuant to the Court Order. In addition, pursuant to the Lender Support Agreement, the lenders have agreed to continue to provide access to the issuance of Letters of Credit. As at March 31, 2021, the Company had Letter of Credit capacity of $4.5 million available.The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. As at March 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2021, $227.2 million has been drawn against the facility, $41.7 of letters of credit outstanding has been issued under the Canadian and U.S. facilities and $57.7 of Letters of Credit are outstanding under the LC Facility. As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility. Additionally, all deferred debt issue costs have been accelerated in the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.
[4]	As part of the September Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at March 31, 2021 includes an accrual of $13.9 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan, as described below. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. As a result, the prepayment fee has been accelerated and accrued and is presented in the Reorganization cost on the Consolidated Statement of Loss.
[5]	As part of the September Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The 8.75% loan had US$207.0 million outstanding plus accrued interest.
[6]	As part of the September Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[7]	As part of the September Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[8]	As part of the September Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest at the time of the September Recapitalization.